SHARE BASED AND OTHER COMPENSATION (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed	$ 9,386	$ 1,741	$ 6,873		$ 2,660
Unamortized stock-based compensation costs	$ 9,763	$ 3,170	6,449		2,357
Weighted average amortization period remaining	0 years	0 years
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed	$ 3,273	$ 1,731	4,475		2,191
Unamortized stock-based compensation costs	$ 7,669	$ 3,050	$ 5,200		$ 2,091
Weighted average amortization period remaining	9 months 25 days	1 year 11 months 26 days	1 year 8 months 5 days	[1]	2 years 2 months 5 days	[1]
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expensed	$ 6,113	$ 10	$ 2,398		$ 469
Unamortized stock-based compensation costs	$ 2,094	$ 120	$ 1,249		$ 266
Weighted average amortization period remaining	8 months 26 days	10 months 13 days	1 year 5 months 12 days	[1]	1 year 18 days	[1]

[1]	Only includes directors and employees which the options vest over time instead of performance criteria which the performance criteria have not been met as of December 31, 2016 and 2015.